Assets under management (Details) - CHF (SFr) SFr in Billions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets under management [Line Items]
Assets in collective investment instruments managed by Credit Suisse	SFr 196.7	SFr 231.8
Assets with discretionary mandates	244.1	294.8
Other assets under management	852.8	1,087.4
Assets under management (including double counting)	1,293.6	1,614.0	SFr 1,511.9
of which double counting	32.1	46.2
Bank
Assets under management [Line Items]
Assets in collective investment instruments managed by Credit Suisse	194.6	228.9
Assets with discretionary mandates	244.1	294.8
Other assets under management	852.8	1,087.3
Assets under management (including double counting)	1,291.5	1,611.0	SFr 1,507.0
of which double counting	SFr 31.9	SFr 45.9